STOCKHOLDERS' EQUITY - Weighted-average assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY
Expected term	6 years 3 months 25 days	6 years 1 month 9 days
Expected Volatility	101.13%	107.34%
Risk free interest rate	3.92%	4.20%
Expected dividend yield	0.00%	0.00%
Weight average grant date fair value per share	$ 6.42	$ 6.25